OPERATING LEASES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014 acre	Dec. 31, 2013
Operating Leases, Rent Expense	$ 113,957	$ 106,362
Area of Land	4,838
Payments to Acquire Equipment on Lease	2,541
Megasys [Member] | Lease One [Member]
Lease Expiration Date	Jun. 30, 2015
Megasys [Member] | Lease Two [Member]
Lease Expiration Date	Sep. 14, 2015
Minimum [Member]
Operating Leases, Rent Expense, Minimum Rentals	8,669
Maximum [Member]
Operating Leases, Rent Expense, Minimum Rentals	10,836
Non cancellable Data Center [Member]
Lease Expiration Date	Oct. 31, 2016
Operating Leases, Rent Expense	195,552	192,181
Non cancellable Data Center One [Member]
Operating Leases, Rent Expense, Minimum Rentals	7,298
Non cancellable Data Center Two [Member]
Lease Expiration Date	Sep. 30, 2014
Operating Leases, Rent Expense, Minimum Rentals	2,575
Non cancellable Data Center Three [Member]
Lease Expiration Date	Mar. 31, 2015
Operating Leases, Rent Expense, Minimum Rentals	5,826
Non cancellable Data Center Four [Member]
Lease Expiration Date	Sep. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals	$ 10,038